Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable and Accrued Liabilities

16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are comprised of current trade payables and accrued expenses due to third-parties. There were no amounts due to related parties as at December 31, 2019 or December 31, 2018.